Leases (Details)	12 Months Ended
Dec. 31, 2023 ft²
Virginia [Member]
Leases [Line Items]
Area of land	25,000
Lease expires	August 31, 2026
California [Member]
Leases [Line Items]
Area of land	5,810
Lease expires	August 31, 2024
New York [Member]
Leases [Line Items]
Area of land	3,150
Lease expires	December 31, 2025